Restatement of Previously Issued Financial Statements - Summary of Restatement of Warrants in Financial Statements (Detail) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Oct. 26, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares	$ 10	$ 10		$ 10
Cerberus Telecom Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability			$ 12,030,850		$ 7,912,000
Ordinary shares subject to possible redemption	226,049,170		234,774,480	226,049,170	230,663,390
Additional paid-in capital	18,618,247		9,893,025	18,618,247	5,494,208
Accumulated deficit	(13,619,305)		(4,893,995)	(13,619,305)	(495,196)
Income (Loss) from change in FV of warrants	(5,347,045)		(3,779,050)	(2,673,525)
Offering costs attributable to warrants			(446,271)
Net loss	(8,669,449)	$ (55,861)	(4,893,995)	(8,725,310)
Offering costs attributable to warrants			446,271
Change in fair value of warrant liability	5,347,045		3,779,050	2,673,525
Initial classification of warrant liability			7,912,000
Initial value of Class A ordinary shares subject to possible redemption			230,663,390
Change in value of Class A ordinary shares subject to possible redemption	(8,669,450)		4,111,090	(8,725,310)
Cerberus Telecom Acquisition Corp [Member] | Pro Forma [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability					9,713,800
Ordinary shares subject to possible redemption					237,709,670
Class A ordinary shares					297
Accumulated deficit					(1,958,799)
Cerberus Telecom Acquisition Corp [Member] | As Filed [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability			0		0
Ordinary shares subject to possible redemption			246,805,330		238,575,390
Additional paid-in capital			5,667,824		5,049,620
Accumulated deficit			(668,674)		(50,529)
Income (Loss) from change in FV of warrants			0
Offering costs attributable to warrants			0
Net loss			(668,674)
Offering costs attributable to warrants			0
Change in fair value of warrant liability			0
Initial classification of warrant liability			0
Initial value of Class A ordinary shares subject to possible redemption			238,575,390
Change in value of Class A ordinary shares subject to possible redemption			8,229,940
Cerberus Telecom Acquisition Corp [Member] | As Filed [Member] | Pro Forma [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability					0
Ordinary shares subject to possible redemption					247,423,470
Class A ordinary shares					200
Accumulated deficit					(50,529)
Cerberus Telecom Acquisition Corp [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability			12,030,850		7,912,000
Ordinary shares subject to possible redemption			12,030,850		(7,912,000)
Additional paid-in capital			4,225,201		444,588
Accumulated deficit			(4,225,321)		(444,667)
Income (Loss) from change in FV of warrants			(3,779,050)
Offering costs attributable to warrants			(446,271)
Net loss			(4,225,321)
Offering costs attributable to warrants			446,271
Change in fair value of warrant liability			3,779,050
Initial classification of warrant liability			7,912,000
Initial value of Class A ordinary shares subject to possible redemption			(7,912,000)
Change in value of Class A ordinary shares subject to possible redemption			(4,118,850)
Cerberus Telecom Acquisition Corp [Member] | Restatement Adjustment [Member] | Pro Forma [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability					9,713,800
Ordinary shares subject to possible redemption					(9,713,800)
Class A ordinary shares					97
Accumulated deficit					(1,908,270)
Cerberus Telecom Acquisition Corp [Member] | Class A Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares	$ 414		$ 326	$ 414	273
Basic and diluted net loss per ordinary share, Class B ordinary shares			$ 0.00
Cerberus Telecom Acquisition Corp [Member] | Class A Common Stock [Member] | Pro Forma [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid-in capital					6,957,793
Cerberus Telecom Acquisition Corp [Member] | Class A Common Stock [Member] | As Filed [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares			$ 206		194
Cerberus Telecom Acquisition Corp [Member] | Class A Common Stock [Member] | As Filed [Member] | Pro Forma [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid-in capital					5,049,620
Cerberus Telecom Acquisition Corp [Member] | Class A Common Stock [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares			120		79
Cerberus Telecom Acquisition Corp [Member] | Class A Common Stock [Member] | Restatement Adjustment [Member] | Pro Forma [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid-in capital					$ 1,908,173
Cerberus Telecom Acquisition Corp [Member] | Class B Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A ordinary shares	$ 648		648	$ 648
Net loss	$ 8,700,000		$ 4,900,000	$ 8,700,000
Basic and diluted net loss per ordinary share, Class B ordinary shares	$ (1.34)		$ (0.77)	$ (1.35)
Cerberus Telecom Acquisition Corp [Member] | Class B Common Stock [Member] | As Filed [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net loss per ordinary share, Class B ordinary shares			(0.11)
Cerberus Telecom Acquisition Corp [Member] | Class B Common Stock [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net loss per ordinary share, Class B ordinary shares			$ (0.66)